Net (Loss)/Income per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Options to purchase ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)	7,371,269	21,081,709
Series A Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)		48,794,521
Unvested restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)		9,598,955
Unvested restricted shares units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of diluted net loss per share (number of shares)		4,553,447